Consolidated Statements of Shareholders’ Equity Parenthetical - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per common share (in dollars per share)	$ 1.84	$ 1.48	$ 1.32